Derivative financial instruments - Reclassified from OCI to capitalised cost (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Recognised in property plant and equipment - aircraft additions	€ 108.4	€ 109.7	€ (39.6)
Aircraft purchases contract
Disclosure of detailed information about financial instruments [line items]
Recognised in property plant and equipment - aircraft additions	€ 108.4	€ 109.7	€ (39.6)